CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 148,397	$ 121,455	$ 307,131
Marketable security (available for sale)		0	2,579,640
Prepaid expenses	3,000	9,000	0
Other receivables	400	400	99,691
Due from related party, net		0	16,334
Total Current Assets	151,797	130,855	3,002,796
NON-CURRENT ASSETS:
Property and equipment, net	67,332	75,401	3,074
Security deposits	17,121	17,121	17,121
Total Non-Current Assets	84,453	92,522	20,195
TOTAL ASSETS	236,250	223,377	3,022,991
CURRENT LIABILITIES:
Accounts payable and accrued expenses	450,671	389,195	283,996
Payroll and related liabilities	304,626	243,208	246,067
Loan payable	657,422	620,000	0
Loan payable - related party	42,092	42,092	16,173
Convertible notes payable, net of $72,877 debt discount	78,493	0
Capital lease obligations	7,757	7,533	0
Due to related party, net	39,904	25,349	0
Derivative liabilities	604,065	0
Total Current Liabilities	2,185,030	1,327,377	546,236
LONG TERM LIABILITIES:
Loan payable - long term	46,778	0	620,000
Loan payable - related party - long term		0	25,822
Convertible notes payable - long term, net of $72,877 debt discount	403,496	378,839	500,000
Convertible notes payable - long term, net of $116,986 debt discount - related party	33,014	0
Capital lease obligation - long term	23,884	27,764	0
Derivative liabilities - long term	409,617	183,451	0
Total Long Term Liabilities	916,789	590,054	1,145,822
TOTAL LIABILITIES	3,101,819	1,917,431	1,692,058
Commitments and contingencies	0	0	0
STOCKHOLDERS' DEFICIT:
Common stock, $0.0001 par value, 200,000,000 authorized, 74,250,141 and 74,225,141 issued and outstanding, respectively	7,447	7,422	6,985
Additional paid-in capital	7,989,856	6,794,612	6,381,755
Accumulated deficit	(10,862,872)	(8,496,088)	(5,052,051)
Non-controlling interest		0	(5,756)
TOTAL STOCKHOLDERS' DEFICIT	(2,865,569)	(1,694,054)	1,330,933
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	236,250	223,377	3,022,991
Series A Preferred Stock [Member]
STOCKHOLDERS' DEFICIT:
Preferred stock, $0.0001 par value, 5,000,000 shares authorized Series A preferred stock, 75 shares designated, 75 issued and outstanding (Liquidation preference of $75,000), Series B preferred stock, 75 shares designated, 75 issued and outstanding (Liquidation preference of $75,000)	0	0	0
Series B Preferred Stock [Member]
STOCKHOLDERS' DEFICIT:
Preferred stock, $0.0001 par value, 5,000,000 shares authorized Series A preferred stock, 75 shares designated, 75 issued and outstanding (Liquidation preference of $75,000), Series B preferred stock, 75 shares designated, 75 issued and outstanding (Liquidation preference of $75,000)	$ 0	$ 0	$ 0